INVENTORY (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Raw materials	503,216	501,433	134,926
Work in process	3,979,335	3,677,502	2,735,000
Finished goods	538,739	315,322	261,951
Ending balance	5,021,290	4,494,257	3,131,877

	September 30, 2024	December 31, 2023
	$	$
Raw materials	576,664	503,216
Work in process	1,658,376	3,979,335
Finished goods	551,625	538,739
Ending balance	2,786,665	5,021,290